Debt, Financings Committed Under Sale and Leaseback Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) Vessel Bank
Debt [Abstract]
Maximum ratio of debt to market value of fleet	75.00%
Minimum liquidity per delivered vessel	$ 500
Number of banks | Bank	1
Number of vessels | Vessel	1
Minimum term of time charter assigned as security	12 months
New Huarong Facility [Member]
Debt [Abstract]
Maximum leverage ratio	85.00%
Asset cover ratio	117.60%
New Huarong Facility [Member] | VLCC [Member]
Debt [Abstract]
Minimum liquid funds	$ 550
New Huarong Facility [Member] | Suezmax [Member]
Debt [Abstract]
Minimum liquid funds	400
New Huarong Facility [Member] | MR Product Vessel [Member]
Debt [Abstract]
Minimum liquid funds	$ 350
1st CMBFL Facility [Member]
Debt [Abstract]
Asset cover ratio	125.00%
2nd CMBFL Facility [Member]
Debt [Abstract]
Asset cover ratio	125.00%
Huarong Facility [Member]
Debt [Abstract]
Asset cover ratio	120.00%
1st AVIC Facility [Member]
Debt [Abstract]
Asset cover ratio	120.00%
2nd AVIC Facility [Member]
Debt [Abstract]
Asset cover ratio	120.00%